CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Preferred stock, par value	$ 0.01		$ 0.01
Preferred stock, authorized	5,000,000		5,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.01		$ 0.01
Common stock, authorized	28,000,000		28,000,000
Common stock, issued	9,954,516		5,405,080
Common stock, outstanding	9,954,516		5,405,080
Accounts payable and accrued expenses	$ 428	[1]	$ 421	[1]
Related parties
Accounts payable and accrued expenses	$ 10		$ 20

[1]	Amounts recorded as of December 31, 2011 and 2010 include $10 and $20 to a related party, respectively.